Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of significant accounting policies [Abstract]
Disclosure Of Detailed Information About Property Plant And Equipment Estimated Useful Lives

Category	Useful life (years)

Buildings	10
Furniture and fixtures	10
IT equipment	5
Telecommunications equipment	5
Leasehold improvement	6 - 10

Disclosure of intangible assets with definite useful life

Category	2022

Brands	30
Software	From 3 to 7 years
Customer contracts	10